Concentrations	9 Months Ended
Sep. 30, 2012
Risks and Uncertainties [Abstract]
Concentrations

Note 8 Concentrations

Revenues

For the nine months ended September 30, 2012 and 2011, the Company had the following concentrations of revenues with customers:

Customer	September 30, 2012	September 30, 2011
A	23%	21%
B	15%	12%
C	8%	13%
D	39%	23%

Accounts Receivable

For the nine months ended September 30, 2012 and year ended December 31, 2011, the Company had the following concentrations of accounts receivable with customers:

Customer	September 30, 2012	December 31, 2011
B	15%	13%
C	8%	11%
D	31%	17%
E	3%	11%
F	-%	11%
G	-%	11%
H	13%	3%

Cost of Sales

For the nine months ended September 30, 2012 and 2011, the Company had the following concentrations of purchases from vendors:

Vendor	September 30, 2012	September 30, 2011
A (Related Party)	100%	100%